ACQUISITION OF DETOUR (Tables)	12 Months Ended
Dec. 31, 2020
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of detailed information about business combination
The table below presents the purchase price consideration and the Company's allocation of the purchase price to the assets acquired and liabilities assumed.

Purchase Price
Fair value of common shares issued	$3,131,451
Fair value of replacement stock options issued	2,993
$3,134,444

Purchase Price Allocation
Cash and cash equivalents	173,916
Accounts receivable	8,694
Inventories	129,355
Other current assets	22,087
Mining interest & Property, Plant and Equipment[1]	3,825,364
Intangibles	101,286
Other long-term assets	8,028
Total identifiable assets acquired	4,268,730

Accounts payable and accrued liabilities	(100,921)
Other current liabilities	(29,014)
Debt	(99,673)
Provisions and other non-current liabilities	(132,305)
Deferred tax liabilities	(772,373)
Total identifiable liabilities assumed	(1,134,286)
Total identifiable net assets	3,134,444
[1] Includes $16,153 of right-of-use ('ROU') assets under leases.